Subsequent Events (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Mar. 27, 2026	Mar. 16, 2026	Apr. 02, 2026
Subsequent Events [Abstract]
Loan	$ 1,429,981		$ 634,237
Interest rate	2.24%		2.65%
Debt Instrument, Maturity Date, Description	March 26, 2027
Loan borrowed		$ 4,289,943
Loan borrowed to the third party			$ 4,146,945